Leases, Commitments and Contingencies - Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Rent expenses	$ 10.4	$ 5.3
Corporate office facilities | Maximum
Property, Plant and Equipment [Line Items]
Term of contract			10 years